Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	. Goodwill and Intangible Assets
Goodwill
The following table reflects the changes in goodwill for the years ended December 31, 2021 and 2020:

(in thousands)
Balance as of December 31, 2019	$836,643
Foreign currency translation	37,440
Balance as of December 31, 2020	874,083
Foreign currency translation	(33,160)
Balance as of December 31, 2021	$840,923
Intangible Assets
Intangible assets consisted of the following as of December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net

	(in thousands)
Developed product technologies	$35,210	$(33,542)	$1,668	$127,057	$(119,392)	$7,665
Customer relationships	95,010	(88,612)	6,398	131,045	(111,336)	19,709
Trademarks	1,136	(1,136)	—	1,162	(1,162)	—
Total intangible assets, net	$131,356	$(123,290)	$8,066	$259,264	$(231,890)	$27,374
Intangible asset amortization expense was as follows:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Intangible asset amortization expense	$19,065	$48,105	$47,289
As of December 31, 2021, we estimate aggregate intangible asset amortization expense to be as follows:

Estimated Amortization
(in thousands)
2022	$7,512
2023	554
Total amortization expense	$8,066
The expected amortization expense is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, changes in foreign currency exchange rates, impairment of intangible assets, future changes to expected asset lives of intangible assets and other events.